Post-employment benefits	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Post-employment benefits

23.    Post-employment benefits

Accounting policy

The cost of defined benefit pension plans and other post-employment and the present value of the pension obligation is determined using actuarial valuations. An actuarial valuation involves the use of various assumptions which may differ from actual results in the future. These include the determination of the discount rate, future salary increases, mortality rates and future pension increases. A defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed by management at each reporting date.

a) Defined contribution

A defined contribution plan is a post-employment benefit plan under which the Company pays fixed contributions into a separate entity and has no legal or constructive obligation to pay further amounts. Obligations for contributions to defined contribution plans are recognized as an employee benefit expense in profit or loss in the periods during which related services are rendered by employees. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in future payments is available. Contributions to a defined contribution plan that is due more than 12 months after the end of the period in which the employees render the service are discounted to their present value.

The Company provides defined contribution plans to all employees. The plan assets are Futura II - Entidade de Previdência Complementar (“Futura”) and Plano de Pensões Comgás (“PLAC”). The Company and its subsidiaries do not have a legal or constructive obligation to pay further contributions if the fund does not have sufficient assets to pay all of the benefits owed.

b) Defined benefit

The Company is the sponsor of defined benefit pension plans for some of its employees. A defined benefit plan is a post-employment benefit plans other than a defined contribution plan.

The liability recognized in the statement of financial position in respect of defined benefit pension plans is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method.

The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows, using interest rates that are denominated in the currency in which the benefits will be paid, and that have terms approximating to the terms of the related obligation.

Gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

Some of the Company’s pension plan, even though it is substantially defined contribution, has a variable component, whose risk is linked to the payment of minimum benefit and to the increase of the future contributions of the sponsors in the benefits in the event of Death Tax of the active taxpayer as well as in Disability Retirement, limited to three salaries. Any actuarial liability calculated, is recorded by the Company.

Defined benefit plan paid off, whose active participants have a paid-up benefit calculated in accordance with the regulation, which is being updated to the date of receipt by the plan of readjustment index, which leads the company to adopt such a provision the present value of benefits and that assisted participants receive annuity under the plan. The main actuarial risks are:

  higher survival to that specified in mortality tables;
  the return on equity under the actuarial discount rate plus the accumulated IGP-DI; and
  real family structure of different retirees established hypothesis.

c) Health Plan

The Subsidiary Comgás offers the following post-employment health care benefits, granted to former employees and their dependents who retired up to May 31, 2000. After this date, only employees with 20 years contribution to Social Security (Instituto Nacional do Seguro Social), or “INSS,” and 15 years uninterrupted work at the Company up to May 31, 2000, are entitled to this defined benefit plan, provided that, on the date of retirement, they were working at the Company.

The liability recognized in the statement of financial position in respect of defined benefit post-employment plans is calculated annually by independent actuaries.

The amount recognized in the statement of financial position in relation to health plan liabilities represents the present value of the obligations less the fair value of the assets, including actuarial gains and losses. Remeasurement of the net obligation, which include: actuarial gains and losses, the return on plan assets (excluding interest) and the effect of the asset cap (if any, excluding interest), are recognized immediately in other comprehensive income. Net interest and other expenses related to defined benefit plans are recognized in profit or loss.

Actuarial gains and losses based on experience adjustments and changes in actuarial assumptions are recognized directly in equity as other comprehensive income, when incurred.

	December 31, 2021	December 31, 2020
Defined contribution
Futura II	190	186
Defined benefit
Futura	198,761	163,972
Health Plan	470,524	564,576
	669,475	728,734

a)   Defined contribution

During the year ended December 31, 2021, the amount of sponsor contributions to the plans was R$217 (R$214 and R$215 on December 31, 2020 and 2019, respectively).

b)   Defined benefit

The subsidiary CLE sponsors Futura - Supplementary Pension Entity (“Futura”), formerly Previd Exxon - Supplementary Pension Entity, whose main purpose is the complementary benefits, within certain limits established in the Regulation of the Retirement Plan. This plan was amended to close it to new participants and approved by the competent authorities on May 5, 2011. During the year ended December 31, 2021, the amounts of contributions totaled R$5,166 (R$7,044 and R$4,349 on December 31, 2020 and 2019, respectively). The weighted average duration of the obligation is 9.6 years. In 2022, the subsidiary expects to make a contribution of R$60,560 in relation to its defined benefit plan.

c)    Medical plan

Comgás: Obligations related to post-employment benefit plans, which include medical assistance and retirement incentives, sick pay and disability pension.

The defined benefit pension plan is governed by Brazilian labor laws, which require final salary payments to be adjusted to the consumer price index at the time of payment upon retirement. The level of benefits provided depends on the member's length of service and salary at retirement age. During the year ended December 31, 2021, the amounts of contributions totaled R$25,169 (R$26,804 for the year ended December 31, 2020). The weighted average duration of the obligation is 11.7 years (14.9 years in 2020).

The details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Actuarial obligation at beginning of the year	1,249,156	1,249,630	1,012,792
Current service cost	487	540	480
Interest on actuarial obligation	88,299	89,253	91,849
Actuarial (gain) loss arising from financial assumptions	(183,159)	(58,250)	211,030
Actuarial loss (gain) arising from experience adjustment	77,111	30,267	(1,216)
Actuarial loss arising from demographic assumptions	—	14	—
Benefit payments	(70,201)	(62,298)	(65,305)
Actuarial obligation at the end of the year	1,161,693	1,249,156	1,249,630
Fair value of plan assets at the beginning of the year	(520,608)	(544,988)	(433,174)
Interest income	(35,809)	(38,452)	(39,299)
Return on investments in the
year (excluding interest income)	24,143	34,370	(105,417)
Employer contributions	(30,336)	(33,836)	(32,403)
Benefit payments	70,202	62,298	65,305
Fair value of plan assets at the end of the year	(492,408)	(520,608)	(544,988)
Net defined benefit liability	669,285	728,548	704,642

Total expense recognized in profit or loss is as follows:

	December 31, 2021	December 31, 2020	December 31, 2019
Current service cost	(487)	(540)	(480)
Interest on actuarial obligation	(52,490)	(45,567)	(45,601)
	(52,977)	(46,107)	(46,081)

Total amount recognized as other accumulated comprehensive income:

	December 31, 2021	December 31, 2020	December 31, 2019
Accumulated at the beginning of the year	59,904	66,305	170,702
Actuarial gain (loss) arising from financial assumptions	183,156	58,250	(211,030)
Actuarial (loss) gain arising from experience adjustment	(77,112)	(30,267)	1,216
Actuarial loss arising from demographic assumptions	—	(14)	—
Return on investments in the
year (excluding interest income)	(24,145)	(34,370)	105,417
Accumulated at the end of the year	141,803	59,904	66,305

The plan assets are composed of the following:

	December 31, 2021		December 31, 2020
	Amount	%	Amount	%
Fixed income bonds	484,847	99.99%	513,470	99.96%
Other	48	0.01%	180	0.04%
	484,895	100.00%	513,650	100.00%

Plan assets are comprised of financial assets with quoted prices in active markets and therefore are classified as level 1 and level 2 in the valuation hierarchy of fair value. The overall expected rate of return on plan assets in determined based on prevailing market expectations on that date, applicable to the period over which the obligation is to be settled.

The tax effects from this provision are detailed in Note 15.

The main assumptions used to determine the benefit obligations of the Company are as follows:

	Defined benefit		Health plan
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Discount rate (per year)	8.64%	7.20%	9.09%	7.43%
Inflation rate (per year)	3.25%	3.00%	3.50%	3.50%
Future salary increases (per year)	N/A	N/A	6.60%	6.60%
Aging factor	N/A	N/A	3.00%	N/A
Increase in pension plans (per year)	3.25%	3.00%	3.00%	6.60%
Overall mortality (segregated by gender)	N/A	N/A	AT-2000	N/A
Disable mortality table	N/A	N/A	IAPB-1957	N/A
Entry into disability (modified)	N/A	N/A	UP-84 Modified	N/A
Turnover	N/A	N/A	0.60/ (services time +1)	N/A

Sensitivity analysis

Change in the discount rate for the statement of financial position date in one of the relevant actual assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	0.50%	(0.50)%
Defined benefit	(28,170)	30,525
Health plan	(25,019)	27,708

There was no change in relation to previous years in the methods and assumptions used in preparing the sensitivity analysis.